Other Non-Current Assets	9 Months Ended
Sep. 30, 2021
Disclosure Of Other Noncurrent Assets [Abstract]
Other non-current assets
6. Other
non-current
assets

	September 30, 2021	December 31, 2020

	(in thousands)
	£	£
Other non-current assets	2,600	—

In April 2021, the Company initiated legal proceedings against Gilead Sciences Ireland UC and Gilead Sciences GmbH for patent infringement in Germany. In June 2021, the Company was requested by the court to provide the defendants with a security of €3.0 million (£2.6 million) to cover the legal costs of the defendants in the event that the Company is unsuccessful in the final outcome of the legal proceedings. In July 2021, the Company provided the security in accordance with the court order by depositing €3.0 million with the court.
The extent to which the sum deposited will be reimbursed to the Company is dependent on a range of potential outcomes, and the timing of those outcomes, with respect to the patent infringement litigation in Germany, which is currently indeterminable.